Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

						Value of Initial Fixed $100 Investment Based on:
Fiscal Year (1)	Summary Compensation Table Total for CEO ($)		Compensation Actually Paid to CEO ($)(2)(3)	Summary Compensation Table Total for non-CEO NEOs ($)	Average Compensation Actually Paid to non-CEO NEOs ($)(2)((4)	Coty TSR ($)(5)	Peer Group TSR ($)(6)	Net Income ($)(7)	Adjusted EBITDA ($) (9)

2021	283,791,455	(7)	283,791,455	2,823,173	12,131,881	72.40	174.10	(166,300,000)	760,400,000
2022	3,557,753		(18,742,247)	3,580,579	2,314,036	63.00	136.70	55,500,000	905,300,000
2023	149,429,486	(8)	194,979,486	3,469,850	7,144,903	93.40	161.80	495,000,000	972,800,000
2024	7,250,579		(28,424,421)	4,985,708	2,001,940	78.50	124.00	76,200,000	1,091,100,000

Named Executive Officers, Footnote	The following table shows the CEO and Non-CEO NEOs for each of fiscal 2021, 2022, 2023 and 2024:

Year	CEO	Non-CEO NEOs
2021	Sue Y. Nabi	Laurent Mercier, Kristin Blazewicz, Anna von Bayern, Gordon von Bretten, Pierre-Andre Terisse
2022	Sue Y. Nabi	Laurent Mercier, Kristin Blazewicz, Anna von Bayern, Gordon von Bretten
2023	Sue Y. Nabi	Laurent Mercier, Kristin Blazewicz, Anna von Bayern, Gordon von Bretten
2024	Sue Y. Nabi	Laurent Mercier, Kristin Blazewicz, Anna von Bayern, Priya Srinivasan, Gordon von Bretten

Peer Group Issuers, Footnote	The peer TSR reflects the TSR of the S&P 500 Index and the peer group reported in the Company’s Stock Performance Graph in the 2023 Annual Report on Form 10-K. The Peer Group includes L'Oréal S.A., Inc., Estée Lauder Companies, Inc., Beiersdorf AG, Shiseido Company, Limited and Inter Parfums Inc. (the “Peer Group”). We added Beiersdorf AG to our Form 10-K peer group to replace Revlon, Inc. following its delisting from the New York Stock Exchange. The returns of each company in the Peer Group have been weighted according to their respective stock market capitalization at the beginning of the measurement period for purposes of arriving at a Peer Group average.
PEO Total Compensation Amount	$ 7,250,579	$ 149,429,486	$ 3,557,753	$ 283,791,455
PEO Actually Paid Compensation Amount	$ (28,424,421)	194,979,486	(18,742,247)	283,791,455
Adjustment To PEO Compensation, Footnote	The following table shows the amounts deducted from and added to the Summary Compensation Table total compensation to calculate “compensation actually paid” to Ms. Nabi.

CEO Compensation Actually Paid	2021	2022	2023	2024
Summary Compensation Table Total Compensation	$283,791,455	$3,557,753	$149,429,486	$7,250,579
(Minus) Grant Date Fair Value of Awards Granted During the Year	$(280,200,000)	$—	$(145,875,000)	$—
Plus Fair Value as of Year-End or (if applicable) Vest Date of Equity Awards Granted during the Year	$280,200,000	$—	$153,625,000	$—
Plus (Minus) Change from Prior Year-End in Fair Value of Awards That Vested During the Year	$—	$4,300,000	$(5,000,000)	$(7,300,000)
Plus (Minus) Year-over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	$—	$(26,600,000)	$42,800,000	$(28,375,000)
Compensation Actually Paid	$283,791,455	$(18,742,247)	$194,979,486	$(28,424,421)

Non-PEO NEO Average Total Compensation Amount	$ 4,985,708	3,469,850	3,580,579	2,823,173
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,001,940	7,144,903	2,314,036	12,131,881
Adjustment to Non-PEO NEO Compensation Footnote	The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our Non-CEO NEOs.

Non-CEO NEO Compensation Actually Paid	2021	2022	2023	2024
Summary Compensation Table Total Compensation	$2,823,173	$3,580,579	$3,469,850	$4,985,708
(Minus) Grant Date Fair Value of Awards Granted During the Year	$(2,099,998)	$(2,458,323)	$(2,494,055)	$(3,662,609)
Plus Fair Value as of Year-End or (if applicable) Vest Date of Equity Awards Granted during the Year	$6,110,275	$2,539,390	$4,630,202	$2,159,901
Plus (Minus) Change from Prior Year-End in Fair Value of Awards That Vested During the Year	$874,799	$(401,054)	$(160,578)	$(769,370)
Plus (Minus) Year-over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	$4,423,632	$(946,557)	$1,699,484	$(711,690)
Compensation Actually Paid	$12,131,881	$2,314,036	$7,144,903	$2,001,940

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	CEO CAP vs. Net Income and Adjusted EBITDA
Tabular List, Table	Financial Performance Measures Adjusted EBITDA Adjusted Operating Income Net Revenue Growth (LFL)
Total Shareholder Return Amount	$ 78.50	93.40	63.00	72.40
Peer Group Total Shareholder Return Amount	124.00	161.80	136.70	174.10
Net Income (Loss)	$ 76,200,000	$ 495,000,000	$ 55,500,000	$ (166,300,000)
Company Selected Measure Amount	1,091,100,000	972,800,000	905,300,000	760,400,000
PEO Name	Sue Y. Nabi
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our executives during the applicable year. In accordance with SEC rules, certain adjustments were made to the Summary Compensation Table total compensation to determine the amount of “compensation actually paid,” including adding (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718. Please refer to the notes to our audited consolidated financial statements included in our Annual Report for the relevant assumptions used to determine the valuation of our awards.Pursuant to SEC Rules, the total shareholder return (“TSR”) figures assume an initial investment of $100. The TSR is cumulative for the measurement periods beginning on June 30, 2020 and ending on each of June 30, 2021, 2022, 2023 and 2024, respectively, calculated in accordance with Item 201(e) of Regulation S-K. and the TSR of the S&P 500 Index over the same periods.On June 30, 2021, Ms. Nabi was granted a one-time sign-on award of 30,000,000 RSUs under the Company’s ELTIP. The award vested and settled in 10,000,000 shares of the Company’s Class A Common Stock on each vesting date of August 31, 2021, August 31, 2022 and August 31, 2023.On May 4, 2023 the Company granted Ms. Nabi a one-time award of 10,416,667 RSUs, which will vest and settle in shares of the Company’s Class A Common Stock over five years on the following vesting schedule: (i) 15% of the RSU Award on September 1, 2024, (ii) 15% of the RSU Award on September 1, 2025, (iii) 20% of the RSU Award on September 1, 2026, (iv) 20% of the RSU Award on September 1, 2027; and (v) 30% of the RSU Award on September 1, 2028, in each case subject to Ms. Nabi’s continued employment through the applicable vesting date. In addition, on May 4, 2023, pursuant to the terms of the new arrangement the Company also granted Ms. Nabi an award of 2,083,333 PRSUs, which will fully vest on September 1, 2026 subject to the achievement of three-year performance objectives set the Board and subject to Ms. Nabi’s continued employment. s noted above, a portion of our executive compensation program is tied to long-term stockholder returns through stock-based compensation that vests over many years. The Company believes that this emphasis on stock-based compensation is appropriate as the NEOs have the greatest role in establishing the Company’s direction and therefore should have the greatest proportion of their compensation aligned with the long-term interests of stockholders. Changes in the value of these restricted stock awards during a particular fiscal year are driven by stockholder returns in that fiscal year. Our executives’ compensation is negatively impacted if our stock price is flat or declines and is favorably impacted if the stock price increases and performs favorably. As a result, our share price performance significantly affects Compensation Actually Paid. The amounts actually realized under these awards will depend on and align directly with our future stock price performance over the terms of the awards.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure. For a reconciliation of adjusted EBITDA to the most directly comparable GAAP financial measure, please see our earnings release for the fourth quarter and full year ended June 30, 2024 furnished as Exhibit 99.1 to the Company’s Current Report on Form 8-K filed with the SEC on August 20, 2024.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Net Revenue Growth (LFL)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (145,875,000)	$ 0	$ (280,200,000)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,375,000)	42,800,000	(26,600,000)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	153,625,000	0	280,200,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,300,000)	(5,000,000)	4,300,000	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,662,609)	(2,494,055)	(2,458,323)	(2,099,998)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(711,690)	1,699,484	(946,557)	4,423,632
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,159,901	4,630,202	2,539,390	6,110,275
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (769,370)	$ (160,578)	$ (401,054)	$ 874,799